Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2020
Intangible assets
Balance at beginning of year	€ 146.4
Balance at end of year	146.4	€ 146.4
Landing rights
Intangible assets
Balance at beginning of year	146.4	46.8
Acquisition through business combination (note 4)		99.6
Balance at end of year	146.4	€ 146.4
Impairment of intangible assets	€ 0.0
Discounted cash-flow projections period	20 years
Estimated discount rate applicable	11.50%	6.00%	9.00%